Related Parties	12 Months Ended
Mar. 31, 2024
Disclosure Of Related Party [Abstract]
Related Parties
37)
RELATED PARTIES

Related parties and nature of related party relationships:

Nature of relationship	Name of related parties
Key management personnel	Deep Kalra
Key management personnel	Rajesh Magow
Key management personnel	Mohit Kabra
Key management personnel	Aditya Tim Guleri
Key management personnel	James Jianzhang Liang#
Key management personnel	Paul Laurence Halpin#
Key management personnel	Jane Jie Sun#
Key management personnel	Xing Xiong#
Key management personnel	May Yihong Wu (from May 15, 2024)
Key management personnel	Moshe Rafiah# (from May 15, 2024)
Key management personnel	Cindy Xiaofan Wang# (up to May 15, 2024)
Key management personnel	Xiangrong Li (up to May 15, 2024)
Entity providing key management personnel services	IQ EQ Corporate Services (Mauritius) Limited
Entities having significant influence over the Company and its subsidiaries	Trip.com Group Limited and its subsidiaries
Equity-accounted investee	Saaranya Hospitality Technologies Private Limited
Equity-accounted investee	PasajeBus SpA
Equity-accounted investee	Savaari Car Rentals Private Limited (from December 1, 2023 to January 17, 2024) (refer note 7 (d))
Equity-accounted investee	Simplotel Technologies Private Limited (up to September 28, 2022) (refer note 8 (b))
Equity-accounted investee	Inspirock, Inc. (up to October 19, 2021) (refer note 8 (a))

Notes: # nominees of Trip.com Group, Limited (Trip.com)

(A) Transactions with key management personnel:

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2022	2023	2024
Short-term employee benefits	2,351	1,997	1,937
Post-employment benefits	288	88	129
Other long-term benefits	36	14	10
Share based payment	16,930	12,015	11,425
Legal and professional	84	84	84
Total	19,689	14,198	13,585

	As at March 31
Balance Outstanding	2023	2024
Employee related payables	552	589
Accrued expenses	78	75

(B)
Transactions with entity providing key management personnel services:

	For the year ended March 31
Transactions	2022	2023	2024
Key management personnel services	7	7	7
Consultancy services	16	20	25

(C)
Transactions with entity having significant influence over the Company and its subsidiaries:

a)
Trip.com and its subsidiaries

	For the year ended March 31
Transactions	2022	2023	2024
Sale of air ticketing^	211	768	1,538
Purchase of air ticketing^	475	40,954	96,996
Sale of hotels and packages^	1,204	5,192	3,005
Purchase of hotels and packages^	3,015	14,575	16,595
Commission received	23	100	51
Commission paid	149	673	402
Marketing alliances	—	50	180
Other operating expenses	306	4,572	5,268
Advance given	1,074	—	—
Advance given received back	1,074	—	—

^ represents gross amount booked/charged for the air ticketing and hotels and packages transactions.

	As at March 31
Balance Outstanding	2023	2024
Trade and other receivables	969	344
Trade payables	4,926	6,611
Advance to suppliers	134	179

(D)
Transactions with equity-accounted investees and its subsidiaries:

a)
Saaranya Hospitality Technologies Private Limited

	For the year ended March 31
Transactions	2022	2023	2024
Repayment of loan given	—	—	24
Interest income	3	4	2

	As at March 31
Balance Outstanding	2023	2024
Receivable from related party	49	24
Interest accrued	*	*

* less than 1

b)
PasajeBus SpA

	For the year ended March 31
Transactions	2022	2023	2024
Ancillary revenue	114	168	150

	As at March 31
Balance Outstanding	2023	2024
Trade and other receivables	22	20

c)
Savaari Car Rentals Private Limited

	For the year ended March 31
Transactions	2022	2023	2024

Other travel services - purchase for car bookings^	—	—	493
Commission received	—	—	43

^represents gross amount booked/charged for the car bookings

(E)
Terms & conditions

All outstanding balances with these related parties are to be settled in cash. None of the balances are secured. No expense has been recognised in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.